Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related companies
Related party transactions
Rental expenses	¥ 2,269	¥ 1,940
Service fee expenses	2,500	5,000
Non-controlling interests
Related party transactions
Rental expenses	1,220	1,992
Directors
Related party transactions
Acquisition of additional interest in subsidiaries	9,274	6,250
Associates
Related party transactions
License income from an associate		5,983
Shareholder
Related party transactions
Interest expense from convertible note	¥ 4,145	¥ 4,660